Income Taxes - Schedule of Movement in Deferred Income Tax Liabilities and Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred income tax liabilities, beginning balance	$ 4,046	$ 4,146
Deferred income tax assets, beginning balance	(1,454)	(948)
Net deferred income tax liabilities, beginning balance	2,592	3,198
Deferred income tax liabilities, ending balance	4,515	4,046
Deferred income tax assets, ending balance	(778)	(1,454)
Net deferred income tax liabilities, ending balance	3,737	2,592
Unused Tax Losses
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred income tax assets, beginning balance	(655)	(659)
Deferred income tax assets, ending balance	(156)	(655)
Deferred Income Tax Liabilities
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	(17)	(159)
Deferred Income Tax Liabilities | Husky Energy, Inc.
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Acquisitions		59
Deferred Income Tax Liabilities | Sunrise Oil Sands Partnership
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Acquisitions	486
Deferred Income Tax Assets
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	659	611
Charged (Credited) to Acquisitions	0	(1,121)
Charged (Credited) to Other Comprehensive Income	17	4
Deferred Income Tax Assets | Unused Tax Losses
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	490	668
Charged (Credited) to Acquisitions	0	(656)
Charged (Credited) to Other Comprehensive Income	9	(8)
Net Deferred Income Tax Liabilities
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	642	452
Charged (Credited) to Acquisitions	486	(1,062)
Charged (Credited) to Other Comprehensive Income	17	4
PP&E
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred income tax liabilities, beginning balance	3,949	4,124
Deferred income tax liabilities, ending balance	4,460	3,949
PP&E | Deferred Income Tax Liabilities
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	25	(234)
PP&E | Deferred Income Tax Liabilities | Husky Energy, Inc.
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Acquisitions		59
PP&E | Deferred Income Tax Liabilities | Sunrise Oil Sands Partnership
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Acquisitions	486
Risk Management
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred income tax liabilities, beginning balance	0	0
Deferred income tax assets, beginning balance	(11)	(13)
Deferred income tax liabilities, ending balance	11	0
Deferred income tax assets, ending balance	0	(11)
Risk Management | Deferred Income Tax Liabilities
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	11	0
Risk Management | Deferred Income Tax Liabilities | Husky Energy, Inc.
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Acquisitions		0
Risk Management | Deferred Income Tax Liabilities | Sunrise Oil Sands Partnership
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Acquisitions	0
Risk Management | Deferred Income Tax Assets
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	11	1
Charged (Credited) to Acquisitions	0	1
Charged (Credited) to Other Comprehensive Income	0	0
Other
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred income tax liabilities, beginning balance	97	22
Deferred income tax assets, beginning balance	(788)	(276)
Deferred income tax liabilities, ending balance	44	97
Deferred income tax assets, ending balance	(622)	(788)
Other | Deferred Income Tax Liabilities
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	(53)	75
Other | Deferred Income Tax Liabilities | Husky Energy, Inc.
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Acquisitions		0
Other | Deferred Income Tax Liabilities | Sunrise Oil Sands Partnership
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Acquisitions	0
Other | Deferred Income Tax Assets
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	158	(58)
Charged (Credited) to Acquisitions	0	(466)
Charged (Credited) to Other Comprehensive Income	$ 8	$ 12